Statements of Assets and Liabilities (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Abstract]
Investment in Bitcoin, cost	$ 72,711,093	$ 72,751,781	$ 75,663,326
Units, par value	$ 0	$ 0	$ 0
Units authorized	Unlimited	Unlimited	Unlimited